Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 23, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Poplar Forest Partners Fund | Class A
Risk/Return:
Trading Symbol	PFPFX
Poplar Forest Partners Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFPX
Poplar Forest Outliers Fund | Class A
Risk/Return:
Trading Symbol	PFOFX
Poplar Forest Outliers Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFOX
Poplar Forest Cornerstone Fund | Class A
Risk/Return:
Trading Symbol	PFCFX
Poplar Forest Cornerstone Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFCX